CONCENTRATION OF RISK (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014	Dec. 31, 2016 CNY (¥) item
Credit risk | PRC
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 17,116,000	¥ 519,914,000		¥ 118,835,000
Credit risk | HK
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	4,140,000	51,108,000		28,744,000
Credit risk | Europe
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	342,000	1,218,000		2,375,000
Credit risk | United States of America
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 960,000	¥ 43,978,000		¥ 6,666,000
Supplier risk | Costs of bandwidth resources
CONCENTRATION OF RISK
Number of major PRC telecom carriers	2			2
Supplier risk | Costs of bandwidth resources | Two major PRC telecom carriers
CONCENTRATION OF RISK
Percentage of concentration risk	91.00%	95.00%	97.00%